PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Depreciation expense of property and equipment	$ 8,684	$ 3,041	$ 1,153